Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.
Entity Central Index Key	0001847310
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A
Shareholder Report [Line Items]
Fund Name	Short Term Investment Fund for Puerto Rico Residents, Inc.
Class Name	Class A
Trading Symbol	PRALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds . You can also request this information by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]
What were the Fund costs for last six months?
Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 60,493,352
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 162,520
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,493,352

# of Portfolio Holdings	10

Portfolio Turnover Rate	0.00%

Total Advisory Fees Paid	$162,520

Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Federal Home Loan Bank Discount Note, 0.00%, due 01/02/25	66.12%

Federal Home Loan Bank Discount Note, 0.00%, due 01/02/25	13.6%

Federal Home Loan Bank Discount Note, 0.00%, due 01/02/25	3.3%

Federal Home Loan Bank Discount Note, 0.00%, due 01/02/25	3.3%

Federal Home Loan Bank Discount Note, 0.00%, due 01/03/25	3.3%
Fund Holdings Summaries
The Fund’s portfolio consists 100% of
high
-quality, liquid, short-term U.S.
agency
discount notes.
The following table shows the ratings of the Fund’s portfolio securities as of December 31, 2024. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change.

Rating (% of Total Portfolio)
AAA	100.00%